Other Assets - Summary of Detailed Information About Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Other Assets [Abstract]
Prepaid income tax and value-added tax	¥ 697,820	¥ 553,938
Recoverable value-added tax	646,257	500,436
Derivative financial assets	447,443	38,403
Prepayments	101,879	114,380
Repossessed assets	30,077	37,085
Deferred expenses	29,277	24,133
Others	30,536	12,210
Other assets gross	1,983,289	1,280,585
Less: Provisions for impairment	(24,548)	(31,161)
Other assets	¥ 1,958,741	¥ 1,249,424